TAXES ON INCOME (Schedule of Pre-tax Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Domestic	$ (2,372)	$ 9,737	$ (6,637)
Foreign	(5,292)	(983)	959
Income (loss) before income tax expenses (benefit)	$ (7,664)	$ 8,754	$ (5,678)